UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/08

Item 1.  Schedule of Investments.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 96.1%
		AEROSPACE & DEFENSE - 0.8%
	2,927	Lockheed Martin Corp.	$ 310,379

		AEROSPACE & DEFENSE EQUIPMENT - 0.0%
	33	Heico Corp.	1,699

		AGRICULTURE - 1.3%
	5,167	Universal Corp. Richmond VA	331,669
	3,232	UST, Inc.	168,290
			499,959

		AIRLINES - 0.1%
	1,228	Rebublic Airways Holdings, Inc. *	20,704

		APPAREL - 0.2%
	629	Deckers Outdoor Corp. *	86,846
	80	Warnaco Group, Inc. *	3,691
			90,537

		AUTO MANUFACTURERS - 1.2%
	10,021	Paccar, Inc.	474,193

		AUTO PARTS & EQUIPMENT - 0.6%
	10,817	Superior Industries International, Inc.	219,693
	498	Titan International, Inc.	17,743
			237,436

		BANKS - 1.9%
	11,740	Citizens Republic Bancorp, Inc.	96,855
	21,122	First Bancorp Puerto Rico	217,345
	5,201	FNB Corp. PA	80,407
	2,263	PNC Financial Services Group, Inc.	156,939
	16,620	South Financial Group, Inc.	100,384
	4,567	Umpqua Holdings Corp.	67,363
			719,293

		BEVERAGES - 2.4%
	2,532	Anheuser-Busch Cos, Inc.	124,574
	5,849	Coca-Cola Co.	344,330
	6,482	PepsiCo, Inc.	444,211
			913,115

		CHEMICALS - 8.5%
	525	Arch Chemicals, Inc.	17,886
	1,547	Hercules, Inc.	29,083
	1,432	Lubrizol Corp.	83,514
	4,159	Mosaic Co. *	509,519
	877	NewMarket Corp.	56,943
	715	Penford Corp.	15,701
	8,116	Potash Corp of Saskatchewan	1,492,938
	2,764	Rohm & Haas Co.	147,735
	12,689	RPM International, Inc.	282,964
	11,086	Sensient Technologies Corp.	330,030
	5,274	Sigma-Aldrich Corp.	300,723
			3,267,036

		COMMERICAL SERVICES - 1.1%
	6,406	Apollo Group, Inc. *	326,065
	815	Geo Group, Inc. *	21,556
	131	Healthcare Services Group	1,999
	75	HMS Holdings Corp. *	1,932
	1,270	ICF International, Inc.	22,656
	166	Parexel International Corp. *	4,216
	1,751	Quanta Services, Inc. *	46,471
			424,895

		COMPUTERS - 6.0%
	669	Ansoft Corp. *	22,184
	2,907	Apple, Inc. *	505,672
	2,363	International Business Machines Corp.	285,214
	10,750	Research In Motion Ltd. *	1,307,522
	6,447	Western Digital Corp. *	186,898
			2,307,490

		COSMETICS/PERSONAL CARE - 0.1%
	531	Chattem, Inc. *	37,106
	103	Estee Lauder Cos, Inc.	4,697
			41,803

		DISTRIBUTION/WHOLESALE - 0.2%
	2,947	LKQ Corp.*	64,126

		DIVERSIFIED FINANCIAL SERVICES - 2.4%
	125	Federated Investors, Inc.	4,185
	13,630	Janus Capital Group, Inc.	382,457
	10,789	JPMorgan Chase & Co.	514,095
			900,737

		ELECTRIC - 2.0%
	263	Allegheny Energy, Inc.	14,149
	8,109	Black Hills Corp.	316,332
	3,666	Energy East Corp.	83,584
	316	Entergy Corp.	36,295
	685	FirstEnergy Corp.	51,813
	7,884	Pinnacle West Capital Corp.	267,582
			769,755

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
	1,502	Emerson Electric Co.	78,494
	72	General Cable Corp. *	4,824
	2,243	GrafTech International, Ltd. *	44,074
			127,392

		ELECTRONICS - 2.7%
	4,857	Applera Corp. - Applied Biosystems Group	154,986
	1,897	Avnet, Inc. *	49,682
	2,785	Axsys Technologies, Inc. *	151,921
	823	Checkpoint Systems, Inc. *	21,340
	2,660	Flir Systems, Inc. *	91,317
	6,825	Garmin Ltd.	279,142
	846	Rofin-Sinar Technologies, Inc. *	32,215
	4,156	Waters Corp. *	255,427
			1,036,030

		ENGINEERING & CONSTRUCTION - 2.0%
	3,350	Foster Wheeler Ltd. *	213,361
	809	Jacobs Engineering Group, Inc. *	69,840
	8,967	McDermott International, Inc. *	480,451
			763,652

		ENVIROMENTAL CONTROL - 0.1%
	563	Clean Harbors, Inc. *	37,141

		EQUITY FUND-EXCHANGE TRADED FUND - 11.5%
	33,801	DJ EURO STOXX 50 Fund	1,989,188
	16,520	iShares MSCI Pacific ex-Japan Index Fund	2,413,572
			4,402,760

		FOOD - 0.5%
	752	Campbell Soup Co.	26,170
	1,948	Fresh Del Monte Produce, Inc. *	61,732
	3,705	Safeway, Inc.	117,078
	61	Sanderson Farms, Inc.	2,542
			207,522

		FOREST PRODUCTS & PAPER - 0.6%
	7,482	MeadWestvaco Corp.	196,777
	670	Rock-Tenn Co.	22,733
			219,510

		GAS - 0.9%
	19,617	NiSource, Inc.	351,144

		HAND/MACHINE TOOLS - 0.2%
	552	K-Tron International, Inc. *	75,624

		HEALTHCARE-PRODUCTS - 2.9%
	308	Baxter International, Inc.	19,195
	361	Bruker BioSciences Corp. *	4,375
	1,619	CR Bard, Inc.	152,461
	1,778	Intuitive Surgical, Inc. *	514,304
	2,037	Meridian Bioscience, Inc.	54,856
	68	Natus Medical, Inc. *	1,338
	1,559	SurModics, Inc. *	69,329
	3,775	Zimmer Holdings, Inc. *	279,954
			1,095,812

		HEALTHCARE-SERVICES - 0.5%
	1,574	Air Methods Corp. *	63,117
	2,234	Amedisys, Inc. *	115,721
	1,316	Sun Healthcare Group, Inc. *	17,305
			196,143

		HOME FURNISHINGS - 0.3%
	18,611	La-Z-Boy, Inc.	118,552

		HOME PRODUCTS/WARES - 0.8%
	4,867	Clorox Co.	257,951
	1,686	Fossil, Inc. *	60,341
			318,292

		INSURANCE - 2.8%
	7,043	AON Corp.	319,682
	5,612	Chubb Corp.	297,268
	1,947	Cincinnati Financial Corp.	69,897
	3,432	Torchmark Corp.	222,188
	3,202	Travelers Cos, Inc. (The)	161,381
			1,070,416

		INTERNET - 2.1%
	201	Baidu.com *	73,486
	2,176	Check Point Software Technologies *	51,397
	7,411	Cybersource Corp. *	134,510
	2,552	Expedia, Inc. *	64,464
	151	Google, Inc. *	86,718
	240	Imergent, Inc.	2,738
	1,935	Netflix, Inc. *	61,881
	1,717	priceline.com Inc. *	219,158
	391	Sapient Corp. *	2,784
	2,395	VeriSign, Inc. *	86,340
			783,476

		IRON/STEEL - 1.3%
	801	Cleveland-Cliffs, Inc.	128,480
	2,250	Nucor Corp.	169,875
	884	Olympic Steel, Inc.	45,261
	104	Reliance Steel & Aluminum Co.	6,321
	4,533	Steel Dynamics, Inc.	157,975
			507,912

		LEISURE TIME - 0.2%
	1,863	WMS Industries, Inc. *	67,422

		MACHINERY-CONTRUCTION/ MINING - 0.7%
	703	Bucyrus International, Inc.	88,529
	2,234	Joy Global, Inc.	165,875
			254,404

		MACHINERY-DIVERSIFIED - 2.7%
	2,144	Columbus McKinnon Corp. NY *	60,697
	105	DXP Enterprises, Inc. *	4,333
	1,095	Flowserve Corp.	135,879
	170	Hurco Cos, Inc. *	7,784
	643	Lindsay Corp.	66,949
	178	Manitowoc Co Inc.	6,732
	2,513	Middleby Corp. *	157,691
	3,006	Robbins & Myers, Inc.	119,819
	7,069	Rockwell Automation, Inc. DE	383,352
	2,099	Tennant Co.	71,639
			1,014,875

		MEDIA - 0.7%
	3,137	DIRECTV Group, Inc. *	77,296
	2,655	Liberty Global, Inc. *	93,960
	3,340	Walt Disney Co.	108,316
			279,572

		METAL FABRICATE/HARDWARE - 1.5%
	25	Ampco-Pittsburgh Corp.	1,131
	345	CIRCOR International, Inc.	16,619
	1,133	Dynamic Materials Corp.	53,285
	1,694	Precision Castparts Corp.	199,147
	3,295	RBC Bearings, Inc. *	131,701
	3,632	Sims Group, Ltd.	117,314
	1,784	Sun Hydraulics Corp.	53,841
			573,038

		MINING - 2.7%
	4,573	BHP Billiton Ltd.	368,858
	1,051	Compass Minerals International, Inc.	66,213
	2,270	Hecla Mining Co. *	23,290
	1,844	PAN American Silver Corp. *	61,774
	4,343	Southern Copper Corp.	498,403
			1,018,538

		MISCELLANEOUS MANUFACTURERS - 2.0%
	12,112	General Electric Co.	396,062
	1,932	Koppers Holdings, Inc.	93,586
	2,009	Parker Hannifin Corp.	160,419
	1,238	3M Co.	95,202
	92	Ingersoll-Rand Co Ltd.	4,083
			749,352

		OIL & GAS - 4.6%
	1,688	Apache Corp.	227,340
	928	Arena Resources, Inc. *	41,667
	166	Atlas America, Inc.	11,547
	2,309	Chevron Corp.	222,010
	407	Diamond Offshore Drilling, Inc.	51,042
	5,038	ENSCO International, Inc.	321,072
	6,660	Exxon Mobil Corp.	619,846
	2,474	Murphy Oil Corp.	223,501
	753	Noble Corp.	42,379
	141	Patterson-UTI Energy, Inc.	3,940
			1,764,344

		OIL & GAS SERVICES - 1.5%
	187	Core Laboratories NV *	23,427
	294	Gulf Island Fabrication, Inc.	11,625
	3,870	Halliburton Co.	177,672
	2,179	National Oilwell Varco, Inc. *	149,153
	1,530	Schlumberger, Ltd.	153,842
	599	Smith International, Inc.	45,829
			561,548

		PACKAGING AND CONTAINERS - 0.5%
	3,697	Owens-Illinois, Inc. *	203,890

		PHARMACEUTICALS - 2.7%
	7,132	Express Scripts, Inc. *	499,383
	3,780	Gilead Sciences, Inc. *	195,653
	2,510	Medco Health Solutions, Inc. *	124,345
	1,778	Perrigo Co.	72,880
	3,385	Teva Pharmaceutical Industries Ltd.	158,350
			1,050,611

		PIPELINES - 0.0%
	309	Spectra Energy Corp.	7,632

		RETAIL - 3.6%
	2,876	Autozone, Inc. *	347,277
	2,882	Best Buy Co., Inc.	123,984
	757	Buckle, Inc.	36,775
	1,102	GameStop Corp. *	60,654
	9,129	Home Depot, Inc.	262,915
	3,307	McDonald's Corp.	197,031
	1,458	Ross Stores, Inc.	48,828
	4,568	Staples, Inc.	99,126
	4,934	Yum! Brands, Inc.	200,715
			1,377,305

		SAVINGS & LOANS - 2.1%
	17,105	First Niagara Financial Group, Inc.	246,825
	8,236	New York Community Bancorp, Inc.	153,766
	12,401	People's United Financial, Inc.	210,445
	14,259	Washington Mutual, Inc.	175,243
			786,279

		SEMICONDUCTORS - 3.8%
	15,770	Altera Corp.	335,586
	8,861	Applied Materials, Inc.	165,346
	2,007	Cypress Semiconductor Corp. *	56,437
	6,622	Intel Corp.	147,406
	4,887	Linear Technology Corp.	170,850
	6,474	MEMC Electronic Materials, Inc. *	407,668
	175	Microchip Technology, Inc.	6,431
	6,769	Nvidia Corp. *	139,103
	558	Power Integrations, Inc. *	17,393
	515	Xilinx, Inc.	12,757
			1,458,977

		SOFTWARE - 2.3%
	3,583	Activision, Inc. *	96,920
	35	Compuware Corp. *	264
	107	Concur Technologies, Inc. *	3,546
	83	EPIQ Systemsm, Inc. *	1,282
	4,906	IMS Health, Inc.	121,424
	2,788	JDA Software Group, Inc. *	52,693
	15,884	Microsoft Corp.	453,012
	704	Omnicell, Inc. *	8,462
	5,022	Oracle Corp. *	104,709
	814	Phase Forward, Inc. *	14,978
	408	SPSS, Inc. *	17,234
			874,524

		TELECOMMUNICATIONS - 4.9%
	6,886	AT&T, Inc.	266,557
	2,467	Cisco Systems, Inc. *	63,254
	559	Comtech Telecommunications Corp. *	21,650
	805	EchoStar Corp. *	25,044
	211	Fairpoint Communications, Inc.	1,943
	1,803	GeoEye, Inc. *	41,523
	2,025	Millicom International Cellular SA *	218,720
	15,075	Nokia OYJ	453,305
	6,026	Premiere Global Services, Inc. *	87,498
	2,214	Telefonica SA	191,245
	12,276	Verizon Communications, Inc.	472,380
	1,753	Windstream Corp.	20,580
			1,863,699

		TOYS/GAMES/HOBBIES - 0.5%
	5,278	Hasbro, Inc.	187,686

		TRANSPORTATION - 0.8%
	2,694	CH Robinson Worldwide, Inc.	168,890
	1,047	Gulfmark Offshore, Inc. *	62,611
	1,275	Kirby Corp. *	69,921
			301,422

		TOTAL COMMON STOCKS (Cost $33,604,629)	36,749,653

		SHORT-TERM INVESTMENTS - 3.9%
	1,505,119	Milestone Treasury Obligation Portfolio - Institutional Class, 1.93%, 5/1/08**
		(Cost $1,505,119)	1,505,119

		TOTAL INVESTMENTS - 100.00% (Cost $35,109,748) (a)	$ 38,254,772
		OTHER ASSETS & LIABILITIES - (0.00)%	(41,233)
		NET ASSETS - 100.0%	$ 38,213,539

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 4,327,044
		Unrealized depreciation:	(1,182,020)
		Net unrealized appreciation:	$ 3,145,024

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 92.93%
		ASSET ALLOCATION FUND - 10.50%
	2,634	CurrencyShares Euro Trust	$ 412,300
	4,247	CurrencyShares Swiss Franc Trust	410,090
			822,390

		COMMODITY FUND - 32.96%
	4,169	iPath Dow Jones-AIG Commodity Index Total Return Fund	267,358
	3,402	iShares COMEX Gold Trust	294,239
	1,787	iShares Silver Trust	298,786
	6,533	PowerShares DB Agriculture Fund	239,108
	7,514	PowerShares DB Commodity Index Tracking Fund	283,729
	6,969	PowerShares DB Energy Fund	301,897
	7,232	PowerShares DB Oil Fund	305,263
	9,064	PowerShares DB Precious Metals Fund	295,396
	3,405	StreetTRACKS Gold Trust*	295,520
			2,581,296

		DEBT FUND - 19.90%
	2,471	iShares iBoxx Investment Grade Corporate Bond Fund	261,877
	3,096	iShares Lehman 1-3 Year Treasury Bond Fund	258,083
	2,394	iShares Lehman 3-7 Year Treasury Bond Fund	258,169
	2,921	iShares Lehman 7-10 Year Treasury Bond Fund	260,466
	2,546	iShares Lehman Aggregate Bond Fund	261,220
	2,412	iShares Lehman Treasury Inflation Protected Securities Fund	258,349
			1,558,164

		EQUITY FUND - 29.57%
	4,497	iShares Dow Jones US Healthcare Providers Index Fund	223,141
	29,404	iShares MSCI Malaysia Index Fund	348,731
	6,353	Market Vectors Gold Miners Fund	276,673
	4,082	Short Dow30 ProShares	247,900
	4,042	Short MidCap400 ProShares	243,450
	4,175	Short QQQ ProShares	235,053
	3,314	Short Russell2000 ProShares	251,499
	3,931	Short S&P500 ProShares	250,601
	3,307	UltraShort SmallCap600 ProShares	238,732
			2,315,780

		TOTAL EXCHANGE TRADED FUNDS (Cost $7,385,615)	7,277,630

		SHORT-TERM INVESTMENTS - 7.23%
	566,501	Milestone Treasury Obligation Portfolio - Institutional Class, 1.93%, 5/1/08**
		(Cost $566,501)	566,501

		TOTAL INVESTMENTS - 100.16% (Cost $7,952,116) (a)	$ 7,844,131
		OTHER ASSETS & LIABILITIES - (0.16)%	(12,745)
		NET ASSETS - 100.00%	$ 7,831,386

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 174,220
		Unrealized depreciation:	(282,205)
		Net unrealized depreciation:	$ (107,985)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/20/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/20/08